TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 612	$ 614
Prepaids and other	169	64
Inventory	45	26
Income tax receivable	17	15
Other short-term receivables and collateral assets	282	163
Current portion of contract asset	49	46
Trade receivables and other current assets, net	$ 1,174	$ 928